SHARE CAPITAL (Narrative) (Details)				1 Months Ended										12 Months Ended
	Aug. 09, 2021 CAD ($) Year share $ / shares shares	Jun. 10, 2021 CAD ($) Year share $ / shares	Nov. 12, 2014	Oct. 19, 2023 CAD ($) Year share $ / shares	Aug. 18, 2023 CAD ($) Year share $ / shares	Jul. 24, 2023 CAD ($) Year share $ / shares shares	May 30, 2023 CAD ($) shares	Mar. 30, 2023 CAD ($) Year share $ / shares shares	Mar. 27, 2023 CAD ($) Year share $ / shares shares	Dec. 31, 2021 CAD ($) shares	Jan. 29, 2021 CAD ($) Year share $ / shares shares	Jan. 21, 2021 CAD ($) Year share $ / shares	Apr. 25, 2018	Nov. 30, 2023 CAD ($) share $ / shares shares	Nov. 30, 2022 CAD ($) share $ / shares shares	Nov. 30, 2021 CAD ($) share $ / shares shares	Nov. 30, 2020 shares
Disclosure of classes of share capital [line items]
Proceeds from warrants exercised | $																$ 1,332,727
Number of units issued | shares	5,750,000										3,180,000
Price per unit issued	0.4										0.2
Proceeds from units issued | $	$ 2,300,000										$ 636,000
Number of warrants granted | share														47,425,700
Exercise price of warrants granted														$ 0.1
Number of share options exercised | share																425,000
Proceeds from exercise of options | $																$ 222,500
Share issue related cost | $														$ 233,403
Percentage of common shares reserved for issuance			10.00%
Number of stock options granted | share														3,450,000
Exercise price of stock options granted														$ 0.04
Remaining contractual life of stock option														3 years 3 months 3 days
Number of options Expired | share															75,000
Weighted average exercise price, Expired															$ 0.5
Number of options cancelled | share														3,900,000	125,000
Weighted average exercise price, cancelled														$ 0.66	$ 0.5
Stock-based compensation recognized in profit or loss | $														$ 37,405	$ 0	1,144,342
Value of common shares issued as compensation for consulting fees | $														$ 169,000	$ 17,189	$ 307,734
Bottom of range [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price, exercised																$ 0.5
Top of range [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price, exercised																$ 0.6
Share capital [Member]
Disclosure of classes of share capital [line items]
Number of shares issued and outstanding | shares														105,504,461	59,317,461	59,239,336	42,762,264
Proceeds from warrants exercised | $																$ 1,332,727
Share issue related cost | $														$ 233,403
Common shares issued as compensation for consulting fees | shares														2,600,000	78,125	656,250
Value of common shares issued as compensation for consulting fees | $														$ 169,000	$ 17,189	$ 307,734
Directors, Officers, employees and consultants [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | share					2,450,000							1,550,000
Exercise price of stock options granted					$ 0.05							$ 0.75
Remaining contractual life of stock option					3 years							5 years
Stock price					$ 0.03104							$ 0.75
Volatility					96.00%							100.00%
Risk-free rate					4.51%							0.43%
Dividend yield					0.00%							0.00%
Expected life | Year					3							5
Fair value of stock option | $					$ 76,048							$ 1,022,995
Consultant [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | share		150,000		1,000,000	650,000
Exercise price of stock options granted		$ 0.5		$ 0.05
Remaining contractual life of stock option		5 years		3 years
Stock price		$ 0.485		$ 0.02351
Volatility		100.00%		91.00%
Risk-free rate		0.82%		4.91%
Dividend yield		0.00%		0.00%
Expected life | Year		5		5
Fair value of stock option | $		$ 53,677		$ 23,540
Director [Member]
Disclosure of classes of share capital [line items]
Number of shares issued for services | shares										78,125
Value of shares issued for services | $										$ 17,189
Stock-based compensation recognized in profit or loss | $														$ 24,868	$ 0	$ 210,219
Common shares issued as compensation for consulting fees | shares																656,250
Value of common shares issued as compensation for consulting fees | $																$ 307,734
Arm's length party [Member]
Disclosure of classes of share capital [line items]
Number of shares issued for services | shares							2,600,000
Value of shares issued for services | $							$ 169,000
Directors And Officers [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | share					1,800,000
Private placements [Member]
Disclosure of classes of share capital [line items]
Number of share purchase warrants exercised | shares																4,240
Weighted average exercise price of warrants exercised																$ 0.25
Number of warrants granted | share	325,750										222,400
Exercise price of warrants granted	$ 0.5										$ 0.5
Stock price	$ 0.35										$ 0.52
Volatility	100.00%										100.00%
Risk-free rate	0.88%										0.43%
Dividend yield	0.00%										0.00%
Expected life | Year	5					5					5
Fair value of stock option | $	$ 79,032										$ 95,395
Finder's fees [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrants granted	$ 0.5										$ 0.25
Warrants granted, exercisable period	5 years										5 years
Shares issued for finder's fees, value | $	$ 63,700										$ 10,480
Shares issued for finder's fees, shares | shares	166,250										170,000
Fair value of finders units issued | $	$ 66,500										$ 34,000
Non-brokered private placement financing [Member]
Disclosure of classes of share capital [line items]
Number of share purchase warrants exercised | shares																30,000
Weighted average exercise price of warrants exercised																$ 0.25
Number of units issued | shares						9,907,000		26,480,000	7,200,000
Price per unit issued						0.06		0.05	0.05
Proceeds from units issued | $						$ 594,420		$ 1,324,000	$ 360,000
Number of warrants granted | share											3,350,000
Exercise price of warrants granted						$ 0.1		$ 0.1	$ 0.1		$ 0.25
Warrants granted, exercisable period						5 years		3 years	3 years
Exercise price of finders b warrants granted								$ 0.1	$ 0.1		0.1
Finders b warrants granted exercisable period								3 years	3 years				5 years
Payments for finders fees | $						$ 59,442		$ 95,900	$ 46,500
Payments for legal fees | $						$ 8,082		$ 17,500	$ 6,000
Payments for finders' b-warrants | shares						990,700		2,648,000	200,000
Share purchase warrant [Member]
Disclosure of classes of share capital [line items]
Number of share purchase warrants exercised | shares															561,081	6,129,573
Weighted average exercise price of warrants exercised															$ 0.2
Proceeds from warrants exercised | $																$ 1,332,727
Number of warrants granted | share	5,916,250					9,907,000		26,480,000	7,200,000
Exercise price of warrants granted	$ 0.5					$ 0.1		$ 0.1	$ 0.1		$ 0.25
Warrants granted, exercisable period	5 years										5 years
Discription of residual approach						The Company has allocated 100% proceeds to common share and $Nil to share purchase warrants by adopting the residual approach.		The Company has allocated 100% proceeds to common share and $Nil to share purchase warrants by adopting the residual approach.	The Company has allocated 100% proceeds to common share and $Nil to share purchase warrants by adopting the residual approach.
Share purchase warrant [Member] | Bottom of range [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price of warrants exercised																$ 0.2
Share purchase warrant [Member] | Top of range [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price of warrants exercised																$ 0.5
Broker warrants [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrants granted	$ 0.5										$ 0.25
Warrants granted, exercisable period	5 years										5 years
Shares issued for finder's fees, shares | shares	325,750										222,400
Finders agreement warrants to agent [Member]
Disclosure of classes of share capital [line items]
Number of warrants granted | share						990,700
Warrants granted, estimated fair value | $						$ 45,364
Exercise price of warrants granted						$ 0.1
Warrants granted, exercisable period						5 years
Forfeiture rate						0.00%
Volatility						100.00%
Risk-free rate						3.90%
Dividend yield						0.00%
Expected life | Year						5
Agency agreement warrants [Member]
Disclosure of classes of share capital [line items]
Number of warrants granted | share								2,648,000	200,000
Warrants granted, estimated fair value | $								$ 94,537	$ 9,439
Exercise price of warrants granted								$ 0.1	$ 0.1
Warrants granted, exercisable period								3 years	3 years
Forfeiture rate								0.00%	0.00%
Volatility								100.00%	100.00%
Risk-free rate								3.53%	3.40%
Dividend yield								0.00%	0.00%
Expected life | Year								3	3
First tranche [Member]
Disclosure of classes of share capital [line items]
Number of options cancelled | share														2,200,000
Weighted average exercise price, cancelled														$ 0.6
Second tranche [Member]
Disclosure of classes of share capital [line items]
Number of options cancelled | share														1,550,000
Weighted average exercise price, cancelled														$ 0.75
Third tranche [Member]
Disclosure of classes of share capital [line items]
Number of options cancelled | share														150,000
Weighted average exercise price, cancelled														$ 0.5